Other assets and liabilities - Summary of Other Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	R$ 7,969	R$ 9,373
Other non-financial assets, Non-current	1,313	1,820
Other non-financial assets, Total	9,282	11,193
Other financial assets, Current	62,390	46,718
Other financial assets, Non-current	12,700	12,850
Other financial assets, Total	75,090	59,568	R$ 53,895
Receivables from credit card issuers [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	36,491	32,073
Other financial assets, Total	36,491	32,073
Deposits in guarantee for contingent, provisions and legal obligations [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	1,455	1,520
Other financial assets, Non-current	12,079	11,892
Other financial assets, Total	13,534	13,412
Negotiation and intermediation of securities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	15,400	6,202
Other financial assets, Non-current	255	18
Other financial assets, Total	15,655	6,220
Income receivable [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	3,155	2,843
Other financial assets, Non-current	5	106
Other financial assets, Total	3,160	2,949
Credit of operations without credit granting characteristics net amount [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	3,021	1,973
Other financial assets, Non-current	4	3
Other financial assets, Total	3,025	1,976
Insurance and reinsurance operations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	899	1,224
Other financial assets, Non-current	356	10
Other financial assets, Total	1,255	1,234
Net amount receivables from reimbursement of provisions [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	999	244
Other financial assets, Non-current		821
Other financial assets, Total	999	1,065
Deposits in guarantee for foreign borrowing program [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	970	639
Other financial assets, Non-current	1
Other financial assets, Total	971	639
Sundry Foreign [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	995	1,847
Other non-financial assets, Non-current	9	29
Other non-financial assets, Total	1,004	1,876
Prepaid expenses [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,642	2,432
Other non-financial assets, Non-current	546	643
Other non-financial assets, Total	3,188	3,075
Sundry domestic [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	1,579	2,882
Other non-financial assets, Non-current	27	77
Other non-financial assets, Total	1,606	2,959
Plan assets postemployment benefits [member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Non-current	731	1,067
Other non-financial assets, Total	731	1,067
Other non financial assets [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,753	2,212
Other non-financial assets, Non-current		4
Other non-financial assets, Total	R$ 2,753	R$ 2,216